GOODWILL	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL
9.
GOODWILL

The changes in the carrying amount of goodwill for the years ended December 31, 2020 and 2021 were presented as follow:

	As of December 31,
	2020	2021
	RMB	RMB
Beginning balance	331	43,631
Addition (1)	43,300	—
Accumulated impairment loss	—	(43,300)
Goodwill, net	43,631	331

(1)
Represent the goodwill in the acquisition of Tianjin Puxin in December, 2020, which was described as Note 3.

The Group conducted goodwill impairment assessment at the end of each reporting year or more frequently if there are changes indicate that it may be impaired. As a result of the changes in the regulatory environment of the online education industry and the Business Restructuring, the Group performed an impairment assessment on goodwill of Tianjin Puxin, which is a stand-alone reporting unit in 2021 and reduced the carrying value to its estimated fair value based on expected discounted cash flow approach.

The Group recorded goodwill impairment losses amounted to nil and RMB43,300 for the years ended December 31, 2020 and 2021.